Commitments and Contingencies (Tables)	3 Months Ended
Nov. 30, 2013
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Payments under Noncancelable Operating Leases

Future minimum payments under noncancelable operating leases as of August 31, 2013 are as follows:

Operating
leases
2014	$595
2015	548
2016	550
2017	559
2018	575
Thereafter	688
Total minimum lease payments	$3,515

Future minimum payments under noncancelable operating leases as of November 30, 2013 (unaudited) are as follows:

Operating
leases
Remaining nine months of fiscal year 2014	$470
2015	547
2016	550
2017	559
2018	575
Thereafter	588
Total minimum lease payments	$3,289